Cover	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Amendment Flag	false
CIK	0001277902
Entity Registrant Name	MVB FINANCIAL CORP
Document Type	11-K
EBP 001
Document Information [Line Items]
Amendment Flag	false
CIK	0001277902
Entity Registrant Name	MVB FINANCIAL CORP
Document Type	11-K